Shareholder Report, Line Graph (Details) B009849_Direxion Daily PLTR Bear 1X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 11, 2024	Oct. 31, 2025
Direxion Daily PLTR Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily PLTR Bear 1X Shares NAV
Accumulated Value	$ 10,000	$ 2,503
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,461
Palantir Technologies, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Palantir Technologies, Inc.
Accumulated Value	$ 10,000	$ 28,279